Inventories	12 Months Ended
Dec. 31, 2011
Inventories (Abstract)
Inventories
6.	Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2010	2011
Held for sale:
Marine Fuel Oil	124,316	146,770
Marine Gas Oil	27,726	53,635
	152,042	200,405
Held for consumption:
Marine fuel	1,739	2,355
Lubricants	995	1,063
Stores	24	31
Victuals	218	203
	2,976	3,652
Total	155,018	204,057